Indebtedness (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of required principal payments
The required principal payments due during the next five years and thereafter under all our outstanding consolidated debt as of December 31, 2017 are as follows:

Year	Principal payment
2018	$3,672
2019	931,541
2020	338,433
2021	14,420
2022	575,518
Thereafter	399,563
	$2,263,147	(1)

(1)	Total consolidated debt outstanding as of December 31, 2017, net of unamortized premiums, discounts and certain issuance costs totaling $18,055 was $2,245,092.